Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Computer and equipment
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Software
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years